CAPITAL STOCK (Narrative) (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($) options years	Jun. 30, 2012 CAD	Mar. 31, 2012 USD ($) warrants years options	Mar. 31, 2012 CAD
Capital Stock 1	250,000,000	250,000,000
Capital Stock 2	$ 0.001
Capital Stock 3	15,000,000	15,000,000
Capital Stock 4	$ 0.001
Capital Stock 5		0.9822
Capital Stock 6	1
Capital Stock 7	20.00%	20.00%
Capital Stock 8	12,000,000	12,000,000
Capital Stock 9	1,000,000	1,000,000
Capital Stock 10		0.9822
Capital Stock 11	1
Capital Stock 12	0.14
Capital Stock 13	40,693
Capital Stock 14	2.6	2.6
Capital Stock 15	250,000	250,000
Capital Stock 1			250,000,000	250,000,000
Capital Stock 2			$ 0.001
Capital Stock 3			15,000,000	15,000,000
Capital Stock 4			$ 0.001
Capital Stock 5			7,726,250	7,726,250
Capital Stock 6			1,081,675
Capital Stock 7			89,060,000	89,060,000
Capital Stock 8			9,601,639
Capital Stock 9			1,466,723
Capital Stock 10			150,000	150,000
Capital Stock 11			20,080
Capital Stock 12			183,500	183,500
Capital Stock 13			45,874
Capital Stock 14			5.00%	5.00%
Capital Stock 15			10.00%	10.00%
Capital Stock 16			10.00%	10.00%
Capital Stock 17			10.00%	10.00%
Capital Stock 18			20.00%	20.00%
Capital Stock 19			12,000,000	12,000,000
Capital Stock 20			1,000,000	1,000,000
Capital Stock 21				1
Capital Stock 22			1.0025
Capital Stock 23			0.16
Capital Stock 24			25,819
Capital Stock 25			$ 76,553
Capital Stock 26			2.6	2.6
Capital Stock 27			2,315,000	2,315,000
Capital Stock 28			150,000	150,000